Document and Entity Information	3 Months Ended
	May 31, 2012	Jul. 06, 2012
Document and Entity Information:
Entity Registrant Name	ESSENSE WATER, INC.
Document Type	10-Q
Document Period End Date	May 31, 2012
Amendment Flag	false
Entity Central Index Key	0001459287
Current Fiscal Year End Date	--08-31
Entity Common Stock, Shares Outstanding		12,000,000
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3

Condensed Balance Sheets (USD $)	May 31, 2012	Aug. 31, 2011
Cash	$ 135	$ 157
Total current assets	135	157
Total assets	135	157
Accrued liabilities	2,625	4,375
Payable to affiliates	27,254	18,627
Total current liabilities	29,879	23,002
Common Stock: Paid-In Capital, Par Value $0.0001 per Share, 75,000,000 Shares Authorized,	1,200	1,200
Additional paid in capital	800	800
Deficit accumulated during development stage	(31,744)	(24,845)
Total shareholders' equity	(29,744)	(22,845)
Total liabilities and stockholders' equity (deficit)	$ 135	$ 157

Condensed Statements of Operations (USD $)	3 Months Ended		9 Months Ended		40 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2012	May 31, 2011	May 31, 2012
General, and administrative	$ 2,392	$ 2,130	$ 6,899	$ 7,681	$ 31,744
Total expenses	2,392	2,130	6,899	7,681	31,744
Net income (loss)	$ (2,392)	$ (2,130)	$ (6,899)	$ (7,681)	$ (31,744)
Net loss per common share - basic and diluted	$ 0	$ 0	$ 0	$ 0
Weighted-average common shares outstanding - basic and diluted	12,000,000	12,000,000	12,000,000	12,000,000

Condensed Statement of Shareholders' Equity (USD $)	Common Stock	Excess of par	Deficit accumulated during development stage	Total
Balance at Jan. 28, 2009
Sale of common shares to founder for cash on May 29, 2009	$ 1,200	$ 800		$ 2,000
Net loss			(3,911)
Balance at Aug. 31, 2009	1,200	800	(3,911)	(1,911)
Balance - Shares at Aug. 31, 2009	12,000,000
Net loss			(9,117)
Balance at Aug. 31, 2010	1,200	800	(13,027)
Balance - Shares at Aug. 31, 2010	12,000,000
Net loss			(11,818)
Balance at Aug. 31, 2011	1,200	800	(24,845)	(22,845)
Balance - Shares at Aug. 31, 2011	12,000,000
Net loss			(6,899)	(6,899)
Balance at May. 31, 2012	$ 1,200	$ 800	$ (31,744)	$ (29,744)
Balance - Shares at May. 31, 2012	12,000,000

Condensed Statements of Cash Flows (USD $)	9 Months Ended		40 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2012
Net loss	$ (6,899)	$ (7,681)	$ (31,744)
Net change in accrued liabilities	(1,750)	750	2,625
Net cash flows provided by (used in) operating activities	(8,649)	(6,931)	(29,119)
Advances from affiliate	8,627	7,117	27,254
Proceeds from sale of common stock			2,000
Net cash flows provided by financing activities	8,627	7,117	29,254
Net increase (decrease) in cash	(22)	186	135
Cash - beginning of period	157	696
Cash - end of period	$ 135	$ 882	$ 135

Condensed Financial Statements	3 Months Ended
May 31, 2012
Organization, Consolidation and Presentation of Financial Statements:
Condensed Financial Statements

NOTE 1 - CONDENSED FINANCIAL STATEMENTS

The accompanying financial statements have been prepared by Essense Water, Inc. (the "Company") without audit. In the opinion of management, all adjustments (which include only normal recurring adjustments) necessary to present fairly the financial position, results of operations, and cash flows at May 31, 2012, and for all periods presented herein, have been made.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. It is suggested that these condensed financial statements be read in conjunction with the financial statements and notes thereto included in the Company's August 31, 2011 audited financial statements. The results of operations for the period ended May 31, 2012 are not necessarily indicative of the operating results for the full year.

Going Concern	3 Months Ended
May 31, 2012
Organization, Consolidation and Presentation of Financial Statements:
Going Concern Note

NOTE 2 - GOING CONCERN

The Company's financial statements are prepared using generally accepted accounting principles in the United States of America applicable to a going concern which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The Company has not yet established an ongoing source of revenues sufficient to cover its operating costs and allow it to continue as a going concern. The ability of the Company to continue as a going concern is dependent on the Company obtaining adequate capital to fund operating losses until it becomes profitable. If the Company is unable to obtain adequate capital, it could be forced to cease operations.

In order to continue as a going concern, the Company will need, among other things, additional capital resources. Management's plan is to obtain such resources for the Company by obtaining capital from management and other investors sufficient to meet its minimal operating expenses and seeking equity and/or debt financing. However management cannot provide any assurances that the Company will be successful in accomplishing any of its plans.

The ability of the Company to continue as a going concern is dependent upon its ability to successfully accomplish the plans described in the preceding paragraph and eventually secure other sources of financing and attain profitable operations. The accompanying financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Related Party Disclosures	3 Months Ended
May 31, 2012
Related Party Disclosures:
Related Party Transactions Disclosure

NOTE 3. RELATED PARTY TRANSACTIONS

The Company's sole Officer and Director has advanced/loaned the Company funds and has paid certain third-party expenses on behalf of the Company. As of May 31, 2012 and May 31, 2011, the amounts owing the sole officer and director were $27,254 and $17,090, respectively. These amounts are payable on demand and are non-interest bearing.

Subsequent Events	3 Months Ended
May 31, 2012
Subsequent Events:
Subsequent Events	NOTE 4 - SUBSEQUENT EVENTS Company has evaluated subsequent events through the date that the financial statements were issued. There were no significant subsequent events that need to be disclosed.